Restructuring Charges	12 Months Ended
Sep. 30, 2025
Restructuring Charges [Abstract]
Restructuring Charges

Note 10 — Restructuring Charges

Following the Company’s restructuring activities in fiscal years 2023 and 2024, the Company has undertaken certain restructuring actions to focus on operational excellence, automation and the internal deployment of generative AI based tools across its business. The Company expects to pay the outstanding liability during the coming several quarters and continues to evaluate further operational efficiencies.

The restructuring activities for fiscal years 2025, 2024 and 2023, as of September 30, 2025 were as follows (*):

	Workforce	Premises and other	Total
Liability as of October 1, 2022	$—	$—	$—
Restructuring Charges	53,547	17,354	70,901
Payments	(25,870)	(3,991)	(29,861)
Non-Cash items	(2,846)	(10,998)	(13,844)
Liability as of September 30, 2023	$24,831	$2,365	$27,196
Restructuring Charges	115,843	15,245	131,088
Payments	(63,389)	(1,392)	(64,781)
Non-Cash items	(1,966)	(13,553)	(15,519)
Liability as of September 30, 2024	$75,319	$2,665	$77,984
Restructuring Charges	73,794	6,745	80,539
Payments	(77,774)	(3,633)	(81,407)
Non-Cash items	(1,065)	(3,093)	(4,158)
Liability as of September 30, 2025	$70,274	$2,684	$72,958

(*) The tables above do not include amounts related to employees' benefit incurred in prior periods.